Condensed Interim Statements of Operations and Comprehensive Loss (Unaudited) - CAD	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
OPERATING EXPENSES
Accretion expense (Note 7)	CAD 2,076	CAD 0	CAD 2,076	CAD 0	CAD 0	CAD 0
Amortization expense (Note 3)	4,440	4,840	8,878	8,676	20,338	6,737
Business development	4,960	10,711	7,665	15,813	25,145	14,575
Foreign Exchange loss	1,046	0	1,046	0	0	0
Interest	3,185	0	5,016	0	0	0
Management and contract fees	0	90,875	0	119,875	0	120,000
Occupancy costs	8,105	10,784	15,949	21,484	41,470	14,836
Office and general	1,793	10,226	2,461	15,783	18,915	7,218
Professional fees (Note 8b)	57,912	160,411	70,901	355,967	582,564	49,987
Research and development	993	8,331	1,797	14,538	46,228	3,006
Stock based compensation (Note 8c)	112,976	0	188,026	0	324,916	0
Telephone and internet services	3,444	3,359	6,801	6,324	14,802	9,195
Travel	6,028	1,653	9,039	8,138	12,911	7,402
Total Operating Expenses	206,958	301,190	319,655	566,598	1,087,289	232,956
Operating Loss	206,958	301,190	319,655	566,598	1,087,289	232,956
Deferred income tax recovery	(7,215)	0	(7,215)	0	0	0
Net Loss and Comprehensive Loss for the period	CAD 199,743	CAD 301,190	CAD 312,440	CAD 566,598	CAD 1,087,289	CAD 232,956
Net loss per common share -
Basic and diluted	CAD 0.02	CAD 0.03	CAD 0.03	CAD 0.06	CAD 0.12	CAD 0.03
Weighted average common shares outstanding - basic and diluted	9,279,779	9,207,010	9,268,568	8,899,320	9,238,710	8,668,418